UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Value Fund, Inc. (NUV)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.6%

	MUNICIPAL BONDS – 99.6%

	Alaska – 0.1%
$ 2,710	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	B3	$ 2,674,824
	Series 2006A, 5.000%, 6/01/32
	Arizona – 0.8%
2,500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series	7/18 at 100.00	AA–	2,691,900
	2008A, 5.000%, 7/01/38
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	2,547,937
	2008, 7.000%, 12/01/27
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	7,210,728
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
4,240	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA	4,767,117
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
14,915	Total Arizona			17,217,682
	Arkansas – 0.3%
1,150	Benton Washington Regional Public Water Authority, Arkansas, Water Revenue Bonds, Refunding &	10/17 at 100.00	A (4)	1,206,350
	Improvement Series 2007, 4.750%, 10/01/33 (Pre-refunded 10/01/17) – SYNCORA GTY Insured
5,650	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A, 4.750%, 11/01/18 –	No Opt. Call	AA	5,710,850
	AGM Insured
6,800	Total Arkansas			6,917,200
	California – 12.1%
4,615	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	4,021,373
	Project, Series 1997C, 0.000%, 9/01/23 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	5,987,650
	2013S-4, 5.000%, 4/01/38
4,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold	10/16 at 38.45	CCC	1,827,552
	Country Settlement Funding Corporation, Refunding Series 2006, 0.000%, 6/01/33
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
3,275	5.450%, 6/01/28	12/18 at 100.00	B3	3,332,214
4,200	5.600%, 6/01/36	12/18 at 100.00	B3	4,273,206
13,625	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/26 at 100.00	AA–	16,787,362
	Refunding Series 2016B, 5.000%, 11/15/46 (WI/DD, Settling 8/17/16)
3,850	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	4,628,932
	Series 2013A, 5.000%, 7/01/33
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,611,697
	2010A, 5.750%, 7/01/40
2,130	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	2,199,587
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
1,625	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	1,959,977
	2013I, 5.000%, 11/01/38
4,400	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	2/17 at 100.00	AA–	4,481,312
	California State, General Obligation Bonds, Various Purpose Series 2007:
9,730	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	Aaa	10,104,021
6,270	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	Aaa	6,511,019
5,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA–	5,950,000
275	California Statewide Community Development Authority, Certificates of Participation, Internext	10/16 at 100.00	BBB+	276,160
	Group, Series 1999, 5.375%, 4/01/17
3,125	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	3,694,187
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,953,448
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
6,120	Chino Valley Unified School District, San Bernardino County, California, General Obligation	8/16 at 51.12	Aa2	3,137,785
	Bonds, Series 2006D, 0.000%, 8/01/30
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1 (4)	5,447,750
	2006C, 5.000%, 8/01/32 (Pre-refunded 8/01/18) – AGM Insured
4,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA–	3,062,229
	Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured
16,045	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 42.63	AA	6,764,893
	Election 2004 Series 2007C, 0.000%, 8/01/33 – AGM Insured
2,180	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/31 at 100.00	BBB–	1,942,860
	Refunding Series 2013A, 6.850%, 1/15/42
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	27,972,000
	1995A, 0.000%, 1/01/22 (ETM)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
23,995	4.500%, 6/01/27	6/17 at 100.00	B	24,424,750
14,475	5.000%, 6/01/33	6/17 at 100.00	B–	14,588,339
1,500	5.125%, 6/01/47	6/17 at 100.00	B–	1,500,375
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	2,157,775
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA–	2,124,201
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	1,782,500
	Election 1998 Series 2004, 0.000%, 8/01/27 – FGIC Insured
	Mount San Antonio Community College District, Los Angeles County, California, General
	Obligation Bonds, Election of 2008, Series 2013A:
3,060	0.000%, 8/01/28 (5)	2/28 at 100.00	AA	2,992,772
2,315	0.000%, 8/01/43 (5)	8/35 at 100.00	AA	2,037,061
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	5,293,831
	2009C, 6.500%, 11/01/39
	Napa Valley Community College District, Napa and Sonoma Counties, California, General
	Obligation Bonds, Election 2002 Series 2007C:
7,200	0.000%, 8/01/29 – NPFG Insured	8/17 at 54.45	Aa2	3,883,752
11,575	0.000%, 8/01/31 – NPFG Insured	8/17 at 49.07	Aa2	5,619,547
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	2,632,493
	6.750%, 11/01/39
10,150	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA	6,142,780
	2004C, 0.000%, 8/01/33 – AGM Insured
4,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	4,123,880
	Center, Refunding Series 2007A, 5.000%, 7/01/47
15,505	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor,	8/17 at 100.00	AA–	16,045,194
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA	2,204,483
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA	2,211,710
250	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB+ (4)	318,645
	Mission Bay South Redevelopment Project, Series 2011D, 7.000%, 8/01/41
	(Pre-refunded 2/01/21)
12,095	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	9,615,404
	Bonds, Refunding Series 1997A, 0.000%, 1/15/25 – NPFG Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,149,350
	(Alternative Minimum Tax)
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	10,516,246
	2006A, 0.000%, 9/01/28 – NPFG Insured
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	Aaa	4,317,800
	Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured
5,815	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,312,562
	Series 2015, 0.000%, 8/01/48
2,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	2,006,760
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
	University of California, General Revenue Bonds, Series 2009O:
370	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	417,908
720	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	AA (4)	812,369
210	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	236,941
298,715	Total California			265,396,642
	Colorado – 5.3%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	5,025,300
	SYNCORA GTY Insured
5,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A–	5,217,108
	Series 2006A, 4.500%, 9/01/38
7,105	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A–	8,168,832
	Series 2013A, 5.250%, 1/01/45
1,700	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,853,918
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
2,845	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	3,249,644
	Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B,
	5.000%, 1/01/21
15,925	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	17,749,209
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B,	12/16 at 100.00	AA (4)	761,527
	5.000%, 12/01/23 (Pre-refunded 12/01/16) – RAAI Insured
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/22 at 100.00	Aa2	2,337,640
	Revenue Bonds, Series 2012A, 5.000%, 3/01/41
	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B:
2,750	5.000%, 11/15/25	No Opt. Call	A+	3,360,692
2,200	5.000%, 11/15/29	11/22 at 100.00	A+	2,642,684
5,160	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	6,060,214
	5.000%, 11/15/43
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
9,660	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	6,711,575
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	15,730,968
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	10,688,750
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	AA–	2,810,556
	9/01/39 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
7,700	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	4,623,542
10,075	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,651,079
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	AA (4)	5,323,600
	5.350%, 12/01/37 (Pre-refunded 12/01/17) – RAAI Insured
5,000	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding	11/21 at 100.00	Baa1	5,951,100
	Series 2011, 6.000%, 11/01/26
3,750	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	BBB+	4,351,875
	Activity Bonds, Series 2010, 6.000%, 1/15/41
140,620	Total Colorado			116,269,813
	Connecticut – 0.1%
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare,	7/21 at 100.00	A	1,683,345
	Series 2011A, 5.000%, 7/01/41
8,608	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	344,061
	2013A, 6.050%, 7/01/31 (6)
10,108	Total Connecticut			2,027,406
	District of Columbia – 0.6%
15,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	10/16 at 16.11	N/R	2,021,400
	Series 2006A, 0.000%, 6/15/46
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	10,057,200
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
25,000	Total District of Columbia			12,078,600
	Florida – 6.4%
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	3,514,080
	AGM Insured
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/25 at 100.00	N/R	601,318
	Charter School Income Projects, Series 2015A, 6.000%, 6/15/35
2,845	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding	No Opt. Call	AA–	3,194,907
	Series 2009C, 5.000%, 10/01/34
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	2,718,161
	Subordinate Lien Series 2015B, 5.000%, 10/01/40
2,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A	2,667,384
	General Hospital, Series 2006, 5.250%, 10/01/41
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	BBB+ (4)	5,262,000
	Refunding and Improvement Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)
5,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	A	5,802,600
	5.000%, 7/01/40
9,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/21 at 100.00	A+	11,288,945
	Hospital, Series 2010A, 6.000%, 8/01/46
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	2,411,740
	Series 2014B, 5.000%, 10/01/37
6,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009B,	10/19 at 100.00	A	6,851,520
	5.500%, 10/01/36
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	4,622,000
	5.000%, 10/01/29
4,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	4,703,680
	5.000%, 7/01/42
9,590	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA	10,995,702
	10/01/39 – AGM Insured
5,520	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	10/26 at 100.00	A	5,983,018
	Inc., Series 2016B, 4.000%, 10/01/45
2,900	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31	10/16 at 100.00	AA (4)	2,922,852
	(Pre-refunded 10/01/16) – SYNCORA GTY Insured
10,725	Orlando, Florida, Contract Tourist Development Tax Payments Revenue Bonds, Series 2014A,	5/24 at 100.00	AA+	12,728,966
	5.000%, 11/01/44
3,250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	3,621,020
	Series 2013A, 5.000%, 11/01/43
9,440	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	9,800,419
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
8,175	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36	10/16 at 100.00	AA+ (4)	8,239,092
	(Pre-refunded 10/01/16) – BHAC Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB	2,602,500
6,865	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	AA	7,560,219
	4.000%, 5/01/34
3,035	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	3,173,335
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/19
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	15,252,768
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/42 (UB) (7)
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,866,115
	5.000%, 11/15/33
126,970	Total Florida			140,384,341
	Georgia – 0.1%
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/34	5/25 at 100.00	AA–	3,072,500
	Guam – 0.0%
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	403,999
	(Alternative Minimum Tax)
	Hawaii – 0.2%
3,625	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2009A, 5.250%, 4/01/32	4/19 at 100.00	Aa1 (4)	4,068,591
	(Pre-refunded 4/01/19)
	Illinois – 14.3%
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B+	5,301,600
	2016A, 7.000%, 12/01/44
17,725	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	13,186,691
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
7,495	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	3,869,219
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
1,500	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Series 2011A,	1/22 at 100.00	AA+	1,633,395
	5.000%, 1/01/36
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A:
2,750	4.750%, 1/01/30 – AGM Insured	10/16 at 100.00	AA	2,758,882
5,000	4.625%, 1/01/31 – AGM Insured	10/16 at 100.00	AA	5,015,600
595	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2006A, 5.000%,	10/16 at 100.00	AA	598,826
	1/01/17 – AGM Insured
230	Chicago, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.000%, 1/01/17 –	10/16 at 100.00	AA	230,849
	AGM Insured
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	10/16 at 100.00	AA–	285,883
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	10/16 at 100.00	AA	7,776,582
3,320	Cook and DuPage Counties Combined School District 113A Lemont, Illinois, General Obligation	No Opt. Call	AA–	3,116,683
	Bonds, Series 2002, 0.000%, 12/01/20 – FGIC Insured
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AA	3,063,699
	Series 2004, 5.000%, 12/01/19 – AGM Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA–	9,790,279
3,260	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	3,278,028
	Corporation Project, Series 2010, 6.500%, 10/15/40
5,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2012, 5.000%, 11/15/37	No Opt. Call	AAA	5,767,750
13,070	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	12,513,349
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – AGM Insured
14,960	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3 (4)	14,661,099
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – AGM Insured (ETM)
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	A2	1,723,878
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – AGM Insured
1,875	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA+	2,145,862
	5.500%, 11/01/39
3,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA+	3,355,050
4,845	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	5,638,320
	6.000%, 5/15/39
4,800	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB	5,765,088
2,000	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	2,111,460
	5.000%, 5/15/19 – AGM Insured
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/25 at 100.00	A+	5,944,250
	Series 2015A, 5.000%, 11/15/38
4,260	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	4,468,229
	8/01/37 (Pre-refunded 8/01/17)
4,475	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	4,762,563
	Refunding Series 2008A, 5.500%, 8/15/30
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	653,201
825	5.000%, 8/15/44	8/25 at 100.00	Baa1	954,492
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,870,075
	2011C, 5.500%, 8/15/41
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	3,400,200
	5.000%, 10/01/51
5,245	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	7/17 at 100.00	AA+ (4)	5,678,237
	2015-XF0248, 8.954%, 7/01/46 (Pre-refunded 7/01/17) (IF) (7)
1,205	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	N/R (4)	1,278,662
	7.000%, 2/15/18 (ETM)
3,750	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30 –	10/16 at 100.00	A	3,764,662
	AMBAC Insured
655	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB+	723,854
5,590	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	6,486,245
	5.000%, 1/01/38
5,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	10/16 at 100.00	D	4,253,100
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
16,800	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	14,660,688
	Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Refunding Series 2002B:
3,070	5.500%, 6/15/20 – NPFG Insured	6/17 at 101.00	AA–	3,225,342
3,950	5.550%, 6/15/21 – NPFG Insured	6/17 at 101.00	AA–	4,150,699
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Refunding Series 2002B:
705	5.500%, 6/15/20 (Pre-refunded 6/15/17) – NPFG Insured	6/17 at 101.00	AA– (4)	742,689
1,765	5.550%, 6/15/21 (Pre-refunded 6/15/17) – NPFG Insured	6/17 at 101.00	AA– (4)	1,860,133
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
9,415	0.000%, 6/15/17 – NPFG Insured	No Opt. Call	AA–	9,311,529
9,270	0.010%, 6/15/18 – FGIC Insured	No Opt. Call	BBB	8,996,720
2,905	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA– (4)	2,886,844
	Project, Series 1993A, 0.000%, 6/15/17 – NPFG Insured (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – NPFG Insured	No Opt. Call	AA–	7,036,270
3,635	0.000%, 6/15/21 – NPFG Insured	No Opt. Call	AA–	3,223,154
5,190	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	AA–	3,476,470
11,670	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AA–	7,471,251
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – NPFG Insured (5)	6/22 at 101.00	AA–	11,309,100
4,950	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	AA–	2,717,599
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	AA–	10,819,384
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AA–	9,925,650
21,970	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	AA–	10,105,980
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AA–	4,680,059
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AA–	10,494,763
6,095	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	9,014,993
	Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/32 – NPFG Insured
1,160	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AA	1,185,532
	Series 2007, 4.700%, 3/01/33 – AGC Insured
5,020	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	4,176,690
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/23 – AGM Insured
3,100	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22	3/17 at 100.00	AA– (4)	3,181,065
	(Pre-refunded 3/01/17) – NPFG Insured
615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	750,761
	6.000%, 10/01/42
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	A3	1,526,632
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	A3 (4)	712,325
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation
	Bonds, Capital Appreciation Series 2004:
3,560	0.000%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	3,552,560
2,550	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	AA–	2,205,979
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation
	Bonds, Capital Appreciation Series 2004:
120	0.000%, 11/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	119,848
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	714,581
376,635	Total Illinois			313,061,132
	Indiana – 2.8%
300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007,	4/17 at 100.00	BB+	301,062
	5.000%, 10/01/24
5,010	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	5,745,318
	2012A, 5.000%, 5/01/42
2,250	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA	2,450,857
	Refunding 2015A, 4.000%, 12/01/40
5,740	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	6,433,622
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
6,400	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB–	6,990,848
	Series 2014, 5.000%, 9/01/46 (Alternative Minimum Tax)
2,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3 (4)	2,434,410
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 (Pre-refunded 5/01/18) – AGM Insured
970	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	993,231
	Indiana, Series 2007, 5.500%, 3/01/37
1,030	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,059,530
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
8,235	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	8,389,489
	(Pre-refunded 1/01/17) – NPFG Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,550	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	11,742,282
2,400	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	2,008,008
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	11,526,693
850	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	7/20 at 100.00	N/R	944,435
	Project, Series 2010, 6.750%, 1/15/32
62,580	Total Indiana			61,019,785
	Iowa – 1.2%
14,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	B+	15,091,745
	Project, Series 2013, 5.500%, 12/01/22
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
175	5.375%, 6/01/38	10/16 at 100.00	B+	175,012
7,000	5.625%, 6/01/46	10/16 at 100.00	B+	7,018,410
4,965	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,006,607
	5.600%, 6/01/34
26,640	Total Iowa			27,291,774
	Kansas – 0.0%
45	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	34,382
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.6%
685	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	1/17 at 100.00	AA–	687,124
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky
	International Airport, Series 2016:
1,530	5.000%, 1/01/27	1/26 at 100.00	A+	1,904,529
1,600	5.000%, 1/01/28	1/26 at 100.00	A+	1,971,680
1,750	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,882,072
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
1,170	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project Series	9/17 at 100.00	AA– (4)	1,226,464
	2007A, 5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured
6,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/31 at 100.00	Baa3	5,340,240
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/39 (5)
12,735	Total Kentucky			13,012,109
	Louisiana – 2.0%
12,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB+	12,849,480
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,310	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/20 at 100.00	BBB+	2,755,899
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
5,450	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	BBB+	6,571,664
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
5,075	Louisiana Public Facilities Authority, Revenue Bonds, Nineteenth Judicial District Court	6/17 at 100.00	AA– (4)	5,288,657
	Building Project, Series 2007, 5.500%, 6/01/41 (Pre-refunded 6/01/17) – NPFG Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
2,640	5.250%, 5/15/38	5/17 at 100.00	A–	2,720,071
1,415	5.375%, 5/15/43	5/17 at 100.00	A–	1,459,771
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2007A:
1,005	5.250%, 5/15/38 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	1,043,079
525	5.375%, 5/15/43 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	545,412
5,000	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and	9/16 at 100.00	AA– (4)	5,021,550
	Technology, Series 2006, 5.250%, 3/01/37 (Pre-refunded 9/01/16) – NPFG Insured
4,420	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	5,265,281
	5.000%, 7/01/28
39,840	Total Louisiana			43,520,864
	Maine – 0.2%
3,450	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	3,916,405
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,203,037
	Center, Series 2011, 6.750%, 7/01/41
4,500	Total Maine			5,119,442
	Maryland – 0.8%
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,300	5.250%, 9/01/17 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	1,304,797
3,240	4.600%, 9/01/30 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	3,250,141
1,545	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	1,549,820
2,500	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	BB	2,506,625
	5.875%, 9/01/39
1,050	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds,	7/25 at 100.00	BBB	1,239,871
	Meritus Medical Center, Series 2015, 5.000%, 7/01/40
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	1,806,585
	Healthcare, Series 2011A, 6.125%, 1/01/36
3,510	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/26 at 100.00	BBB	3,779,533
	Center, Series 2016A, 4.000%, 7/01/42
1,050	Maryland State Economic Development Corporation, Private Activity Revenue Bonds, Purple Line	9/26 at 100.00	BBB+	1,273,881
	Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/41 (Alternative Minimum Tax)
15,695	Total Maryland			16,711,253
	Massachusetts – 1.8%
3,550	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	7/18 at 100.00	Aaa	3,856,791
	(Pre-refunded 7/01/18)
1,450	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	7/18 at 100.00	N/R (4)	1,578,513
	(Pre-refunded 7/01/18)
2,100	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A	2,499,000
	Obligated Group, Series 2013, 5.250%, 11/15/41
2,765	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue,	12/26 at 100.00	A1	3,375,761
	Series 2016N, 5.000%, 12/01/41
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	543,525
	Series 2008E-1 &2, 5.125%, 7/01/38 (Pre-refunded 7/01/18)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,566,179
	University Issue, Series 2009A, 5.750%, 7/01/39
11,400	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	12,051,282
	(Alternative Minimum Tax)
9,110	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	10,857,116
	2013A, 5.000%, 5/15/43
980	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	AA–	776,258
	1997A, 0.000%, 1/01/29 – NPFG Insured
320	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	10/16 at 100.00	Aaa	321,357
	5.500%, 8/01/30
34,475	Total Massachusetts			38,425,782
	Michigan – 3.9%
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding
	Series 2013:
2,065	6.000%, 10/01/33	10/23 at 100.00	N/R	2,049,512
2,520	6.000%, 10/01/43	10/23 at 100.00	N/R	2,453,926
7,150	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	11/16 at 100.00	B–	7,149,499
	5.500%, 5/01/21
1,415	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	1,623,741
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,700	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	4,044,803
	4.500%, 11/01/23
15	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%,	10/16 at 100.00	AA–	15,045
	7/01/35 – NPFG Insured
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	3,861,840
	7/01/29 – FGIC Insured
3,395	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	3,640,594
	7/01/36 – BHAC Insured
7,525	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001C-2, 5.250%, 7/01/29 –	7/18 at 100.00	AA+	8,069,509
	FGIC Insured
5	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	10/16 at 100.00	AA–	5,017
	7/01/34 – NPFG Insured
3,060	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	3,072,026
	5.000%, 7/01/33 – AGM Insured
5	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	10/16 at 100.00	Baa1	5,016
	7/01/34 – NPFG Insured
2,200	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2005B, 4.750%,	No Opt. Call	AA+	2,316,050
	7/01/34 – BHAC Insured
	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D:
165	5.000%, 7/01/32 – AGM Insured	10/16 at 100.00	AA	165,670
5,250	4.625%, 7/01/32 – AGM Insured	10/16 at 100.00	AA	5,268,848
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,253,100
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
1,950	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/22 at 100.00	A–	2,199,600
	Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44
4,585	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	5,351,474
	5.000%, 12/01/39
15	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (4)	18,197
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	5,840,650
	5.000%, 12/01/35
2,155	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010,	10/20 at 100.00	AAA	2,492,947
	5.000%, 10/01/29
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa2	5,851,500
	2011-II-A, 5.375%, 10/15/41
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I,	10/25 at 100.00	Aa2	12,379,200
	5.000%, 4/15/30
2,890	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	No Opt. Call	A1	3,316,593
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,333,253
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
1,100	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	1,297,615
	Airport, Series 2015D, 5.000%, 12/01/45
77,315	Total Michigan			86,075,225
	Minnesota – 0.7%
1,670	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	10/16 at 100.00	A–	1,675,979
	5.000%, 5/01/30
6,375	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A+ (4)	7,247,674
	Services, Series 2008A, 6.625%, 11/15/28 (Pre-refunded 11/15/18)
6,730	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	Aaa	6,826,037
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36 (Pre-refunded 11/15/16)
14,775	Total Minnesota			15,749,690
	Missouri – 0.9%
3,465	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	4,001,729
	CoxHealth, Series 2013A, 5.000%, 11/15/48
12,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System,	6/20 at 100.00	AA–	13,448,760
	Series 2010B, 5.000%, 6/01/30
725	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/25 – NPFG Insured	12/16 at 100.00	AA–	735,636
1,875	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/25	12/16 at 100.00	AA– (4)	1,903,594
	(Pre-refunded 12/15/16)
18,065	Total Missouri			20,089,719
	Nebraska – 0.3%
1,400	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,650,166
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A, 5.500%,	2/18 at 100.00	AA (4)	5,372,800
	2/01/39 (Pre-refunded 2/01/18)
6,400	Total Nebraska			7,022,966
	Nevada – 3.0%
2,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2007A-1, 5.000%,	No Opt. Call	A+	2,067,800
	7/01/26 – AMBAC Insured (Alternative Minimum Tax)
5,075	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	5,876,546
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,220	5.000%, 6/01/33	12/24 at 100.00	Aa1	6,417,155
10,000	5.000%, 6/01/34	12/24 at 100.00	Aa1	12,250,400
9,000	5.000%, 6/01/39	12/24 at 100.00	Aa1	10,925,370
5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water	6/26 at 100.00	Aa1	6,157,700
	Improvement Series 2016A, 5.000%, 6/01/41
275	Nevada State, General Obligation Bonds, Municipal Bond Bank Projects R9A-R12, Refunding Series	10/16 at 100.00	AA+	276,064
	2005F, 5.000%, 12/01/16 – AGM Insured
10,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	10/16 at 100.00	AA–	9,974,300
10,000	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%,	7/17 at 100.00	AA+	10,366,500
	7/01/31 – BHAC Insured (UB) (7)
1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B1	1,592,280
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
58,070	Total Nevada			65,904,115
	New Hampshire – 0.1%
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,697,385
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.0%
930	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,082,102
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	10/16 at 100.00	AA–	2,577,923
	2004A, 5.250%, 7/01/33 – NPFG Insured
5,990	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	No Opt. Call	AA	7,483,307
	2005N-1, 5.500%, 9/01/25 – AGM Insured
4,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/23 at 100.00	A–	4,517,560
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/25
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	3,526,743
	University Hospital, Series 2007, 5.750%, 7/01/37
4,740	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 41.49	A–	1,937,570
	Care System, Refunding Series 2006B, 0.000%, 7/01/34
9,420	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	5,065,699
	Appreciation Series 2010A, 0.000%, 12/15/31
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	18,074,400
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	14,966,910
6,095	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	No Opt. Call	A–	6,592,352
	5.000%, 6/15/42
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA,	6/23 at 100.00	A–	5,015,880
	5.000%, 6/15/29
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
2,750	5.250%, 6/15/32	6/25 at 100.00	A–	3,136,953
2,150	5.250%, 6/15/34	6/25 at 100.00	A–	2,442,723
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	1,339,697
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
4,335	4.625%, 6/01/26	6/17 at 100.00	B+	4,381,515
6,215	4.750%, 6/01/34	6/17 at 100.00	B–	6,097,350
115,110	Total New Jersey			88,238,684
	New Mexico – 0.0%
910	University of New Mexico, Revenue Bonds, Refunding Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,024,769
	New York – 4.5%
9,490	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	9,705,518
	2/15/47 – FGIC Insured
5,160	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%,	5/19 at 100.00	AA+ (4)	5,838,024
	5/01/33 (Pre-refunded 5/01/19) – BHAC Insured
12,855	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	14,539,648
	5.000%, 5/01/38
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1,	11/26 at 100.00	AA–	6,138,400
	5.000%, 11/15/39
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB–	1,520,781
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
9,850	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AA–	9,886,150
	Project, Series 2006, 4.750%, 3/01/46 – NPFG Insured
3,525	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,967,035
	Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40
1,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,732,030
	Series 2007B, 4.750%, 11/01/27
3,320	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (4)	3,425,344
	Series 2007B, 4.750%, 11/01/27 (Pre-refunded 5/01/17)
10,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	11,506,100
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,700	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	3,269,619
	Center Project, Series 2011, 5.750%, 11/15/51
8,270	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	9,611,146
	Terminal B Redevelopment Project, Series 2016A, 5.250%, 1/01/50 (Alternative Minimum Tax)
3,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (4)	3,400,833
	Eighth Series 2007, 5.000%, 8/15/33 (Pre-refunded 8/15/17) – AGM Insured
9,925	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	11,698,002
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	3,633,510
	Series 2015A, 5.000%, 11/15/50
89,535	Total New York			99,872,140
	North Carolina – 0.6%
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,133,380
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,716,330
	Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes
	Project, Series 2015:
905	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	1,040,361
2,025	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	2,282,398
2,010	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/20 at 100.00	AA	2,242,738
	Health System, Series 2010A, 5.000%, 6/01/42
1,255	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission Health Combined	10/17 at 100.00	AA–	1,303,794
	Group, Series 2007, 4.500%, 10/01/31
745	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission Health Combined	10/17 at 100.00	N/R (4)	779,873
	Group, Series 2007, 4.500%, 10/01/31 (Pre-refunded 10/01/17)
11,440	Total North Carolina			12,498,874
	North Dakota – 0.4%
7,820	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	9,654,572
	6.250%, 11/01/31
	Ohio – 4.6%
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,083,101
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	632,604
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
6,615	5.375%, 6/01/24	6/17 at 100.00	B–	6,541,706
6,075	5.125%, 6/01/24	6/17 at 100.00	B–	6,000,217
12,205	5.875%, 6/01/30	6/17 at 100.00	B–	12,206,221
17,165	5.750%, 6/01/34	6/17 at 100.00	B–	17,087,758
4,020	6.000%, 6/01/42	6/17 at 100.00	B–	4,020,925
11,940	5.875%, 6/01/47	6/17 at 100.00	B–	11,933,791
16,415	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	16,770,877
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	2,119,821
	2011A, 6.000%, 11/15/41
4,000	Ohio State, General Obligation Bonds, Higher Education, Series 2015C, 2.000%, 11/01/16	No Opt. Call	AA+	4,017,040
4,110	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	AA	4,805,083
	Bypass Project, Series 2015, 5.000%, 12/31/39 – AGM Insured (Alternative Minimum Tax)
4,975	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	5,771,199
	2013A-1, 5.000%, 2/15/48
99,250	Total Ohio			101,990,343
	Oklahoma – 0.3%
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,695,302
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
2,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2007,	9/17 at 100.00	BBB	2,054,920
	5.125%, 9/01/37
	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical
	Center, Refunding Series 2015A:
1,590	5.000%, 8/15/27	8/25 at 100.00	AA–	1,997,867
1,250	5.000%, 8/15/29	8/25 at 100.00	AA–	1,554,600
6,240	Total Oklahoma			7,302,689
	Oregon – 0.1%
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	2,989,930
	5.000%, 10/01/32
	Pennsylvania – 0.8%
	Pennsylvania State University, Revenue Bonds, Series 2016A:
1,325	5.000%, 9/01/35	9/26 at 100.00	Aa1	1,652,209
1,675	5.000%, 9/01/36	9/26 at 100.00	Aa1	2,081,807
1,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	AA–	1,124,350
	Revenue Bonds, Series 2014A, 0.000%, 12/01/37 (5)
2,715	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	3,104,711
	Revenue, Series 2011B, 5.000%, 12/01/41
7,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA–	8,750,475
	Revenue, Series 2013A, 5.000%, 12/01/43
14,465	Total Pennsylvania			16,713,552
	Rhode Island – 0.3%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	11/16 at 100.00	AA–	6,271,375
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – NPFG Insured
	South Carolina – 1.8%
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
12,760	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	AA	9,504,924
9,535	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	AA	6,879,598
3,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	3,046,800
	Refunding Series 2011B, 5.000%, 12/01/16
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &
	Improvement Series 2015A:
5,500	5.000%, 12/01/50	6/25 at 100.00	AA–	6,422,680
8,000	5.000%, 12/01/55	6/25 at 100.00	AA–	9,362,560
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	4,165,832
	5.500%, 12/01/54
42,250	Total South Carolina			39,382,394
	Tennessee – 0.6%
2,780	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project,	4/18 at 100.00	A+	2,987,833
	Refunding Series 2008, 5.625%, 4/01/38
7,520	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project,	4/18 at 100.00	N/R (4)	8,152,357
	Refunding Series 2008, 5.625%, 4/01/38 (Pre-refunded 4/01/18)
3,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	3,011,130
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
13,300	Total Tennessee			14,151,320
	Texas – 14.0%
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	2,025,700
	Series 2006B, 5.750%, 1/01/34
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,687,491
	Series 2008, 5.000%, 2/15/38
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	10/16 at 100.00	C	86,666
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (6)
2,100	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General	No Opt. Call	AAA	2,147,208
	Obligation Bonds, Series 2007, 4.500%, 2/15/17
2,420	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A,	1/23 at 100.00	BBB+	2,746,119
	5.000%, 1/01/43
5,355	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series	1/26 at 100.00	BBB	5,736,008
	2016, 4.000%, 1/01/41 (WI/DD, Settling 8/09/16)
7,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D,	No Opt. Call	A+	8,540,625
	5.000%, 11/01/38 (Alternative Minimum Tax)
240	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	261,761
	5.250%, 9/01/44
5,000	El Paso County Hospital District, Texas, General Obligation Bonds, Certificates of Obligation,	8/23 at 100.00	AA–	5,745,300
	Series 2013, 5.000%, 8/15/39
1,965	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds,	No Opt. Call	AAA	1,972,447
	Refunding Series 2006, 5.000%, 2/15/18
6,005	Friendswood Independent School District, Galveston County, Texas, General Obligation Bonds,	2/18 at 100.00	AAA	6,415,622
	Schoolhouse Series 2008, 5.000%, 2/15/37 (Pre-refunded 2/15/18)
27,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	31,997,096
	Series 2013B, 5.000%, 4/01/53
2,845	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	3,105,943
	Methodist Hospital System, Series 2015, 4.000%, 12/01/45
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	5,121,700
	NPFG Insured
5,000	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2016A,	8/26 at 100.00	Aa2	6,164,200
	5.000%, 8/15/41
7,295	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 39.79	AA	1,716,222
	Senior Lien Series 2014A, 0.000%, 11/15/50 – AGM Insured
11,900	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	AA–	8,213,261
	0.000%, 11/15/27 – NPFG Insured
1,845	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	11/24 at 100.00	A3	2,185,495
	2014C, 5.000%, 11/15/32
14,905	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	AA–	6,573,552
	0.000%, 11/15/33 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A2	16,440,043
12,940	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	8,321,326
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	6,143,500
5,120	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	6,285,210
	Bonds, Refunding Series 2015A, 5.000%, 8/15/39
3,750	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds,	No Opt. Call	Aaa	3,749,288
	Refunding Series 1996, 0.000%, 8/15/16
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/22 at 100.00	Baa1	2,304,080
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/28 (Alternative Minimum Tax)
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,990,450
	2011A, 7.250%, 4/01/36
5,420	North Texas Municipal Water District, Water System Revenue Bonds, Refunding & Improvement	3/22 at 100.00	AAA	6,475,111
	Series 2012, 5.000%, 9/01/26
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation
	Series 2008I:
30,000	6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	AA	40,283,400
5,220	6.500%, 1/01/43	1/25 at 100.00	A1	6,913,368
3,130	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA+	3,358,396
	5.750%, 1/01/40
3,190	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA+ (4)	3,423,476
	5.750%, 1/01/40 (Pre-refunded 1/01/18)
15,450	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	8,590,509
	0.000%, 1/01/36 – AGC Insured
9,020	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A1	10,583,797
	5.000%, 1/01/40
9,100	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	11,002,355
	5.000%, 1/01/32
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	10/16 at 100.00	C	33,920
	Company, Series 2003A, 5.800%, 7/01/22 (6)
11,585	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA	12,079,216
	Tender Option Bond Trust 2016-XG0013, Formerly Tender Option Bond Trust 1201,
	8.923%, 2/15/36 (IF) (7)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
355	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	420,806
4,455	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	5,290,580
1,620	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	1,775,277
	Bonds, Scott & White Healthcare Project, Series 2016A, 4.000%, 11/15/42
3,970	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	1/19 at 100.00	AA	4,455,571
	Christus Health, Refunding Series 2008A, 6.500%, 7/01/37 – AGC Insured
1,030	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	1/19 at 100.00	AA (4)	1,171,223
	Christus Health, Refunding Series 2008A, 6.500%, 7/01/37 (Pre-refunded 1/01/19) – AGC Insured
6,435	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	No Opt. Call	AA	6,591,628
	Health Resources, Refunding Series 2007A, 5.000%, 2/15/20
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,500	5.000%, 12/15/26	No Opt. Call	A3	2,933,850
10,400	5.000%, 12/15/32	No Opt. Call	A3	11,792,560
7,180	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	8,364,987
	Refunding Series 2012A, 5.000%, 8/15/41
3,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	3,560,250
	Refunding Series 2015B, 5.000%, 8/15/37
1,750	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	2,064,213
	Refunding Series 2015C, 5.000%, 8/15/33
5,500	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	4,431,130
	2002A, 0.000%, 8/15/25 – AMBAC Insured
322,010	Total Texas			307,271,936
	Virginia – 2.5%
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,552,665
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	12,085,200
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (5)
14,110	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	15,835,794
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
870	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	N/R	879,457
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 – SYNCORA GTY Insured
400	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	N/R (4)	409,028
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured
	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C:
640	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (4)	654,445
845	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (4)	864,072
1,415	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (4)	1,447,304
2,505	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured	2/17 at 100.00	N/R (4)	2,561,538
4,355	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	4,256,925
	Series 2007B1, 5.000%, 6/01/47
3,350	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2011A,	No Opt. Call	AA+	3,350,871
	5.000%, 8/01/16
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
4,180	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	4,809,048
1,650	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,976,073
3,770	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	4,375,387
49,590	Total Virginia			55,057,807
	Washington – 2.5%
	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016:
1,930	5.000%, 2/01/29 (WI/DD, Settling 8/02/16)	2/26 at 100.00	A+	2,424,119
1,000	5.000%, 2/01/30 (WI/DD, Settling 8/02/16)	2/26 at 100.00	A+	1,247,540
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	4,301,262
	Center, Series 2011A, 5.625%, 1/01/35
2,400	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (4)	2,863,296
	Series 2010, 5.375%, 12/01/33 (Pre-refunded 12/01/20)
12,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	14,191,080
	Refunding Series 2012A, 5.000%, 10/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (4)	2,669,675
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,019,200
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
2,185	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	AA–	2,272,313
	Center, Series 2007B, 5.000%, 2/15/27 – NPFG Insured
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,100	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	7,041,489
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	AA+	12,223,662
56,090	Total Washington			54,253,636
	West Virginia – 0.2%
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	3,584,280
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 3.6%
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	No Opt. Call	AA+	5,820,900
	Alliance Senior Credit Group, Series 2012D, 5.000%, 11/15/41
10,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	5/26 at 100.00	AA+	11,369,889
	Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/46
7,115	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Senior	11/19 at 100.00	AA+	8,056,599
	Credit Group, Series 2010E, 5.000%, 11/15/33
2,375	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	2,689,141
	Series 2012B, 5.000%, 2/15/40
4,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A3	5,006,629
	Series 2012, 5.000%, 6/01/39
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	12/18 at 100.00	N/R (4)	2,814,300
	Series 2009, 6.000%, 12/01/38 (Pre-refunded 12/01/18)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,
	Series 2011A:
3,500	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	4,296,740
5,000	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	6,196,300
6,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	8/22 at 100.00	AA (4)	8,142,684
	Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/20 at 100.00	AA–	11,286,700
	Series 2010A, 5.000%, 6/01/30
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
2,550	5.750%, 5/01/33	5/19 at 100.00	AA–	2,882,852
8,945	6.250%, 5/01/37	5/19 at 100.00	AA–	10,228,697
68,345	Total Wisconsin			78,791,431
	Wyoming – 0.2%
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	2,299,224
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
1,850	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	2,208,956
3,885	Total Wyoming			4,508,180
$ 2,293,913	Total Municipal Bonds (cost $1,921,920,922)			2,188,805,133

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 841	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$ 252,302
224	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/55	N/R	67,102
$ 1,065	Total Corporate Bonds (cost $95,463)				319,404
	Total Long-Term Investments (cost $1,922,016,385)				2,189,124,537

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9%

	MUNICIPAL BONDS – 0.9%

	California – 0.1%
$ 2,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	Aa3	$ 2,000,000
	Option Bonds Floater 1043, 0.480%, 4/01/39 (10)
	New Jersey – 0.7%
16,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Tender Option	No Opt. Call	AA	16,250,000
	Bond Floater 2016-ZF0468, 0.313%, 6/15/19 (10)
	New York – 0.0%
700	New York State Thruway Authority, General Revenue Bonds, Tender Option Bond Floater	No Opt. Call	A–1	700,000
	2016-ZF0482, 0.510%, 7/01/17
	Utah – 0.1%
1,100	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Floater 1050,	6/18 at 100.00	Aa2	1,100,000
	0.500%, 6/15/36 (10)
$ 20,050	Total Short-Term Investments (cost $20,050,000)			20,050,000
	Total Investments (cost $1,942,066,385) – 100.5%			2,209,174,537
	Floating Rate Obligations – (0.6)%			(14,130,000)
	Other Assets Less Liabilities – 0.1%			3,473,634
	Net Assets – 100%			$ 2,198,518,171

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,188,805,133	$ —	$2,188,805,133
Corporate Bonds	—	—	319,404	319,404
Short-Term Investments:
Municipal Bonds	—	20,050,000	—	20,050,000
Total	$ —	$2,208,855,133	$319,404	$2,209,174,537

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $1,920,868,499.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$291,936,271
Depreciation	(17,760,308)
Net unrealized appreciation (depreciation) of investments	$274,175,963

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Value Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016